DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 530	$ 410
Financial Liabilities	(329)	(508)
Current financial assets	122	120
Current financial liability	(134)	(139)
Non-current financial asset	408	290
Non-current financial liability	(195)	(369)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(190)	(291)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(44)	(58)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(83)	(123)
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(12)	(36)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	90	75
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	52	12
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	313	248
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 75	$ 75